SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at beginning	229,249	314,491	651,897
Number of Options, Granted	0	0	0
Number of Options, Exercised	(121,945)	(85,242)	(337,406)
Number of Options, Forfeited and expired	0	0	0
Number of Options, Outstanding at ending	107,304	229,249	314,491	651,897
Number of Options, Vested	107,304
Number of Options, Exercisable	107,304
Weighted Average Exercise Price, Outstanding at beginning	$ 10.37	$ 10.32	$ 10.44
Weighted Average Exercise Price, Granted	0	0	0
Weighted Average Exercise Price, Exercised	9.71	10.18	10.55
Weighted Average Exercise Price, Forfeited and expired	0	0		$ 0
Weighted Average Exercise Price, Outstanding	11.13	$ 10.37	$ 10.32	$ 10.44
Weighted Average Exercise Price, Vested	11.13
Weighted Average Exercise Price, Exercisable	$ 11.13
Weighted Average Remaining Contractual Term in Years, Outstanding	2 years 3 months 11 days	2 years 7 months 10 days	3 years 10 months 2 days	5 years 2 months 26 days
Weighted Average Remaining Contractual Term in Years, Vested	2 years 3 months 11 days
Weighted Average Remaining Contractual Term in Years, Exercisable	2 years 3 months 11 days
Aggregate Intrinsic Value, Outstanding at beginning	$ 15,168,276	$ 30,568,083	$ 86,064,461
Aggregate Intrinsic Value, Exercised	(9,137,231)	(7,868,258)	(35,180,367)
Aggregate Intrinsic Value, Outstanding	7,570,681	$ 15,168,276	$ 30,568,083	$ 86,064,461
Aggregate Intrinsic Value, Vested	7,570,681
Aggregate Intrinsic Value, Exercisable	$ 7,570,681